Deferred Revenues (Details Narrative) - USD ($) $ in Thousands	1 Months Ended
	Sep. 30, 2023	Dec. 31, 2025	Dec. 31, 2024
Deferred Revenue Arrangement [Line Items]
Deferred Revenue		$ 882	$ 882
Location, Statement of Income, Balance [Axis]: us-gaap:Revenues
Deferred Revenue Arrangement [Line Items]
Amount received in advance	$ 900